Related party disclosures - Narrative (Details) - Impairment provision for doubtful receivables - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures [Line Items]
Total financial assets	$ (639)	$ (202)	$ (3,369)
Related parties
Related Party Disclosures [Line Items]
Total financial assets	$ (668)	$ (800)